Baird Core Plus Bond Fund
Baird Core Plus Bond Fund
Investment Objective
The investment objective of the Baird Core Plus Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Barclays U.S. Universal Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses ( expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baird Core Plus Bond Fund	Investor	Institutional
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	none
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baird Core Plus Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor	56	176	307	689
Institutional	31	97	169	381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.20% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•	U.S. government and other public‑sector entities

•	Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers

•	Corporate debt of U.S. and foreign issuers

The Fund invests primarily in investment‑grade debt obligations, but may invest up to 20% of its net assets in non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds).  Non‑investment grade debt obligations, at the time of purchase, are generally rated at least B or higher by Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moodys”) or have an equivalent rating by another nationally recognized rating agency.  The Fund may also invest in unrated debt obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations.  After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase.  In such cases, the Advisor will consider whether to continue to hold the debt obligation.  The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Barclays U.S. Universal Bond Index.  The duration of the Fund’s benchmark as of March 31, 2016 was 5.35 years.  The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than five years but less than 10 years during normal market conditions.  The Advisor may invest in debt obligations of all maturities.  The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•
Yield curve positioning:  The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations as well as cash or cash equivalents.  The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Management Risks

The Advisor may err in its choices of debt obligations or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Bond Market Risks

A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”).  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”).  Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks

Debt obligations receiving the lowest investment grade rating or a high yield (“junk bond”) rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Non ‑ Investment Grade Quality Risks

Non‑investment grade debt obligations involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy.  They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.

Mortgage ‑ and Asset ‑ Backed Debt Obligations Risks

Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk.  Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations.  When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor.  When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk.  Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk

Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Government Obligations Risks

No assurance can be given that the U.S. government will provide financial support to U.S. government‑sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).  Debt obligations issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government‑sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so.  In September 2008, at the direction of the Federal Housing Finance Agency (“FHFA”), an independent regulator,  Fannie Mae and Freddie Mac were placed into conservatorship and they remain in such status as of the date of this Prospectus.  The U.S. government also took steps to provide additional financial support to Fannie Mae and Freddie Mac.

Liquidity Risks

Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks

Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets and withholding of foreign taxes.

Valuation Risks

The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold.  The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Recent Market Events

In response to the financial crisis that began in 2008, the Federal Reserve has taken extraordinary steps to support financial markets and the U.S. economy, including various bond buying or quantitative easing (QE) programs ( i.e., purchases of bonds in the open market by the Federal Reserve Board) as well as maintaining their policy interest rate at historically low levels.  More recently, the Federal Reserve has ended its QE bond buying program and raised its policy rate, the overnight Federal Funds rate, for the first time since 2008.  There is uncertainty regarding whether the Federal Reserve will continue to raise the Federal Funds rate, and if so, how quickly, as well as how the financial markets will react to these changes.  As a result, the markets remain in an elevated risk environment.  There is the potential that these changes could negatively affect financial markets and generate higher interest rates, increased market volatility and reduced value and liquidity of certain securities.  As a result, many of the above risks may be increased.  Continuing market problems may have adverse effects on the Fund.  The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	3 rd quarter 2009	7.15%
Worst quarter:	2 nd quarter 2013	-2.91%

Average Annual Total Returns as of December 31, 2015
Average Annual Returns - Baird Core Plus Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class Return Before Taxes	0.14%	4.17%	5.60%	6.10%	Sep. 29, 2000
Investor	Investor Class Return Before Taxes	(0.11%)	3.91%	5.34%	5.84%	Sep. 29, 2000
After Taxes on Distributions | Institutional	Institutional Class Return After Taxes on Distributions	(1.06%)	2.78%	3.82%	4.10%
After Taxes on Distributions and Sale of Fund Shares | Institutional	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	0.09%	2.65%	3.66%	4.00%
Barclays U.S. Universal Bond Index	Barclays U.S. Universal Bond Index	0.43%	3.46%	4.67%	5.36%	Sep. 29, 2000

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.  After‑tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.